UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     18707


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CEDAR FAIR L P              DEPOSITRY UNIT      150185106       30     1568 SH       SOLE                     1568
CEPHALON INC                COMMON              156708109     1308    16210 SH       SOLE                    16210
CHARTER COMMUNICATIONS INC  CL A                16117M305      223     4756 SH       SOLE                     4756
CHESAPEAKE LODGING TR       SH BEN INT          165240102      112     9268 SH       SOLE                     9268
CIT GROUP INC               OPTION              125581901       12       63     CALL SOLE                       63
FORTUNE BRANDS INC          OPTION              349631901       47       59     CALL SOLE                       59
GOODRICH CORP               OPTION              382388906      580      299     CALL SOLE                      299
GOODRICH CORP               COMMON              382388106     1979    16400 SH       SOLE                    16400
GRIFOLS S A                 SPONSORED ADR       398438309      510    79840 SH       SOLE                    79840
ISHARES TR                  OPTION              464287959       31       82     PUT  SOLE                       82
MOTOROLA MOBILITY HLDGS INC COMMON              620097105     5560   147168 SH       SOLE                   147168
SPDR GOLD TRUST             OPTION              78463V907       22      343     CALL SOLE                      343
SPDR S&P 500 ETF TR         OPTION              78462F953      127       27     PUT  SOLE                       27
SUNCOKE ENERGY INC          COMMON              86722A103       57     5138 SH       SOLE                     5138
TEMPLE INLAND INC           COMMON              879868107     4638   147843 SH       SOLE                   147843
TEMPLE INLAND INC           OPTION              879868907       14       22     CALL SOLE                       22
TESSERA TECHNOLOGIES INC    COMMON              88164L100      163    13624 SH       SOLE                    13624
VARIAN SEMICONDUCTOR EQUIPMNCOMMON              922207105     3279    53617 SH       SOLE                    53617
VARIAN SEMICONDUCTOR EQUIPMNOPTION              922207905       15       54     CALL SOLE                       54